Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                                     September 3, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  Metropolitan Life Separate Account UL
          File No. 811-6025

Commissioners:

     Semi-annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-annual reports for certain portfolios of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The Semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for certain portfolios of Wells Fargo Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001081402, File No. 811-09255.


                                        Sincerely,

                                        /s/ Gina C. Sandonato
                                        Gina C. Sandonato